Filed with the Securities and Exchange Commission on June 1, 1999

                                                               FILE NO. 2-15037
                                                               FILE NO. 811-879
===============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                    Post-Effective Amendment No.    61



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                    Amendment No     61
                                     ---


                       TRAINER, WORTHAM FIRST MUTUAL FUNDS
               (Exact name of Registrant as Specified in Charter)

845 Third Avenue, 6th Floor
New York, New York 10022                                         (212) 759-7755
------------------------                                         --------------
(Address of Principal Executive Offices)         (Registrant's Telephone Number)

                            Patrick W.D. Turley, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401
                            -------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):


X          immediately upon filing pursuant to Paragraph (b);


         on ____________________________(date) pursuant to Paragraph (b);

         60 days after filing pursuant to Paragraph (a)(1);

         on ____________________________(date) pursuant to Paragraph (a)(1);


         75 days after filing pursuant to Paragraph (a)(2); or


         on ____________________________(date) pursuant to paragraph (a) (2)

         of Rule 485.


-------------------------------------------------------------------------------

                              CROSS REFERENCE SHEET
                              ---------------------
                             Pursuant to Rule 481(a)

Part A
Item No.                                                       Prospectus Caption
--------                                                       ------------------
1.       Cover Page                                            Not Titled


2.       Synopsis                                              Expense Information


3.       Condensed Financial Information                       Financial Highlights

4.       General Description of Registrant                     Investment Objectives and
                                                               Policies; Investment Strategies
                                                               and Risk Considerations

5A.      Management's Discussion of Fund Performance           Information contained in the Annual
                                                               Report to Shareholders

5.       Management of the Trust                               Management of the Trust ;
                                                               Brokerage

6.       Capital Stock and Other Securities                    Purchase of Shares; Net  Asset
                                                               Value; Dividends and Taxes

7.       Purchase of Shares Being Offered                      Purchase  of  Shares;  Exchange  of
                                                               Shares;  Shareholder Services;  Net
                                                               Asset Value

8.       Redemption or Repurchase                              Redemption  of Shares;  Exchange of
                                                               Shares

9.       Pending Legal Proceedings                            *

 Part B
Item No.                                                      SAI Caption
--------                                                     ------------

10.      Cover Page                                           Not Titled

11.      Table of Contents                                    Table of Contents

12.      General Information and History                      Trainer, Wortham First Mutual Funds;
                                                              Investment Objectives and Policies;
                                                              Investment Restrictions; Other Investment
                                                              Restrictions

13.      Investment Objectives and Policies                   Investment Objectives and Policies;
                                                              Investment Restrictions;
                                                              Other Investment Restrictions; Brokerage

14.      Management of the Trust                              Trustees and Officers

15.      Control Persons and Principal Holders of             Control Persons and
         Securities                                           Principal Holders of Securities

16.      Investment Advisory and Other Services               Investment Advisor; Administrator;
                                                              Distributor; Distribution Plan;
                                                              Transfer Agent and
                                                              Accounting Services Agent; Custodian

17.      Brokerage Allocation                                 Brokerage

18.      Capital Stock and Other Securities                   Brokerage

19.      Purchase, Redemption and Pricing of                  Covered in Part A;
         Securities Being Offered                             Purchase of Shares; Exchange of Shares;
                                                              Shareholder Services

20.      Tax Status                                           Covered in Part A;
                                                              Dividends and Taxes

21.      Underwriters                                         Distributor; Distribution Plan

22.      Calculation of Performance Data                      Performance Calculations

23.      Financial Statements                                 Financial Statements


* The answer to the item is negative or the item is not applicable to this filing, the registrant, or the securities being registered.


PART C - OTHER INFORMATION

Information required to be included in part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                          FIRST MUTUAL FUND PROSPECTUS
                          ----------------------------

         Incorporated by reference from Post-Effective Amendment No. 59

                    Filed electronically on October 28, 1998

                            Pursuant to Rule 485(b)

              TRAINER, WORTHAM TOTAL RETURN BOND FUND PROSPECTUS:
              ---------------------------------------------------

         Incorporated by reference from Post-Effective Amendment No. 59

                    Filed electronically on October 28, 1998

                            Pursuant to Rule 485(b)

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS


             TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND

                           845 THIRD AVENUE, 6TH FLOOR
                               NEW YORK, NY 10022
                                 (800) 257-4414

                                   PROSPECTUS

                               June 1, 1999 DATE




TRAINER, WORTHAM FIRST MUTUAL FUNDS (the "Trust") is an open-end management investment company which currently offers shares of three series: FIRST MUTUAL FUND, TRAINER, WORTHAM TOTAL RETURN BOND FUND AND TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND (individually and collectively, the "Fund(s)"). Each Fund has distinct investment objectives and policies. Trainer, Wortham & Co., Inc., is a wholly-owned subsidiary of First Republic Bank (the "Advisor") serves as the Fund's Investment Advisor.


This Prospectus pertains only to the TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND (the "Fund"). The Fund seeks to obtain as high a level of interest income exempt from federal income tax and California personal income tax as is consistent with prudent investment management.

There can be no assurance that the Fund will achieve its investment objective. The Fund is a non-diversified fund as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund are offered without a sales charge.

The minimum initial investment for the Fund is $250. Subsequent investments will be accepted in minimum amounts of $50.


This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated October 30, 1998 as revised on June 1, 1999, has been filed with the Securities and Exchange Commission and is available upon request without charge by calling or writing to the Fund at the telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus. Additionally, the Securities and Exchange Commission maintains a website (http:\www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the Trust and its Funds which is filed electronically with the Securities and Exchange Commission.



Shares of the Fund are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the federal deposit insurance corporation, the federal reserve board, or any other agency, entity or person. The purchase of Fund shares involves investment risks including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


Expense Information.............................................
Financial Highlights............................................
Investment Objectives and Policies..............................
Investment Strategies and Risk Considerations...................
Management of the Trust
    Board of Trustees...........................................
    Investment Advisor..........................................
    Administrator...............................................
    Distributor.................................................
    Transfer Agent/Accounting Services Agent....................
Custodian.......................................................
Distribution Plan...............................................
Brokerage.......................................................
Purchase of Shares..............................................
Redemption of Shares............................................
Exchange of Shares..............................................
Shareholder Services............................................
Net Asset Value.................................................
Dividends and Taxes.............................................
Performance Information.........................................
General Information.............................................


UNDERWRITER:                                                INVESTMENT ADVISOR:
First Data Distributors, Inc..                      Trainer, Wortham & Co., Inc.
4400 Computer Drive                                             845 Third Avenue
Westborough, MA 01581                                         New York, NY 10022
(800) 257-4414                                                    (800) 775-0604


================================================================================

FOR MORE DETAILED INFORMATION ABOUT THE ITEMS DISCUSSED IN THIS PROSPECTUS, A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAYBE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUND AT 845 THIRD AVENUE, 6TH FLOOR, NEW YORK, NY 10022, OR BY CALLING (800) 257-4414.

================================================================================

                               EXPENSE INFORMATION

Below is a summary of the operating expenses for the Fund. A hypothetical example based on the summary is also shown.

                                                                  CALIFORNIA INTERMEDIATE
                                                                       TAX-FREE FUND

Shareholder Fees:(1)
(fees paid directly from your investment)                                    None
Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees                                                              0.45%
Distribution and Services
(12b-1) Fees                                                                 None
Other Expenses                                                               0.81%
                                                                             -----
Total Annual Operating Expenses                                              1.26%(2)
                                                                             ========
Less Fee Waiver and/or
Expense Reimbursement                                                        (0.51%)
                                                                             -------
Net Annual Operating Expenses                                                0.75%(3)
                                                                             ========

    (1) A $9 wire redemption charge deducted from the amount of each redemption of Fund shares you request by Federal Reserve wire.

    (2) These are estimated gross fees and expense that would have been incurred for the Fund's first fiscal year if Trainer, Wortham & Co., Inc., the Advisor did not waive any fees and/or reimbursement expenses.

    (3) These are net fees and expenses that the Fund will incur for its first full fiscal year ending June 30, 2000 because Trainer, Wortham & Co., Inc. has voluntarily and contractually agreed to waive advisory fees and/or reimburse, to the extent necessary to maintain each Fund's Net Annual Operating Expenses at the levels shown in the above table. This undertaking shall continue for additional one-year terms absent 60 days notice form Trainer, Wortham & Co., Inc.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
-    You invest $1,000 in a Fund for the time periods indicated;
-    You redeem all of your shares at the end of each time period;
-    Your investment has a hypothetical 5% return each year;
-    All dividends are reinvested; and
- The Fund operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund operating expenses for the three year, five year and ten year periods do not reflect fee waivers and/or expenses assumed.

This example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                 1 year     3 years    5 years     10 years
-------------------------------------------------------------------------------
Trainer, Wortham California        $8         $38       $66         $145
Intermediate Tax-Free Fund

                       INVESTMENT OBJECTIVES AND POLICIES

TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND:

The investment objective of the Fund is to seek to obtain as high a level of interest income exempt from federal income tax and California personal income tax as is consistent with prudent investment management. The Fund seeks to achieve its objective by investing in debt securities, the interest income, which is not includable in gross income for federal income tax purposes ("exempt from federal income tax") and is exempt from California personal income taxes. There is no assurance that the Fund will achieve its investment objective. A portion of the income received from the Fund may be included in the calculation of the federal alternative minimum tax. The Fund may also invest in open-end and closed-end investment companies that invest in securities whose income is exempt from federal income tax and California personal income tax. It is the current intention of the Fund to limit its investment in such investment companies to not more than 5% of its net assets. Income received from these investments is exempt from federal, but not California tax.

The term "municipal securities" as used in this Prospectus means obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. The term "California municipal securities" as used herein refers to obligations that are issued by or on behalf of the State of California and its political subdivisions. An opinion as to the tax-exempt status of the interest paid on a municipal security is rendered to the issuer by the issuer's bond counsel at the time of the issuance of the security.


The Fund invests primarily in California municipal securities that generally have 3 to 20 years remaining to maturity at the time of acquisitions. The dollar-weighted average portfolio maturity is expected to range from 3 to 10 years. The Fund restricts its municipal securities investments to those within or a quality comparable to the four highest rating classifications of Moody's Investors Service, Inc. ("Moody's") or the Standard & Poor's Ratings Group ("S&P"). Municipal bonds and notes and tax-exempt commercial paper would have, at the date of purchase by the Fund, Moody's ratings of Aaa, Aa, A or Baa; MIG 1/VMIGI or MIG2/VMIG2; P-1; or S&P's ratings of AAA, AA, A, or BBB; SP-1+, SP-1, or SP-2; A-1+ or A-1, respectively. Due to the risks inherent in any investment program, the Fund cannot ensure that its investment objective will be realized. The Fund's net asset value per share will fluctuate as market conditions change.


Securities ratings are the opinions of the ratings agencies issuing them and are not absolute standards of quality. Because of the cost of ratings, certain issuers do not obtain a rating for each issue. The Fund may purchase uncrated municipal securities that the Advisor determines to have a credit quality comparable to that required for investment by the Fund (see the discussion of securities ratings above).


Securities which are rated BBB by S&P or Baa by Moody's are considered investment grade, but are more likely to have speculative characteristics, and changes in economic conditions may lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities. As a matter of operating policy, not more than 25% of the Fund's investments (other than those guaranteed by the U.S. Government or any of its agencies or instrumentalities) may be unrated securities. Such percentage shall apply only at the time of acquisition of a security. To the extent that unrated municipal securities may be less liquid, there may be somewhat greater market risk incurred in purchasing them than in purchasing comparable rated securities. Any unrated securities deemed to be not readily marketable by the Board of Trustees will be included in the calculation of the limitation of 15% of net assets which may be invested in illiquid securities and other assets.

                  INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that any Funds investment objective will be attained.

The Fund is considered "non-diversified" because the Fund may invest more than 5% of its assets in the securities of a single California issuer, such as the State of California. Since the Fund invests primarily in California municipal securities, it may be advantageous to be able to invest more than 5% of such assets in the securities of a particular issuer. This may result in additional risk since changes in the value of the securities of one issuer may affect the value of the Fund to a greater extent than would be the case with a diversified fund. See "Special Risk Considerations in California." The Fund has qualified and intends to continue to qualify to be treated as a "regulated investment company" for purposes of the Internal Revenue Code ("the Code") and meet the Code's separate requirements for portfolio diversification. See discussion of taxes in "Dividends, Distributions and Income Taxation."

As a fundamental policy (i.e., the policy will not be changed without a majority vote of its shareholders) the Fund will, under normal circumstances, invest up to 100%, and not less than 80%, of its net assets in California municipal securities, the interest on which is exempt from federal income tax and California personal income tax and are not subject to the alternative minimum tax. The Fund reserves the right to invest up to 20% of its net assets in taxable U.S. Treasury securities which are secured by the "full faith and credit" pledge of the U.S. Government, and in municipal securities of other states which, although exempt from federal income taxes, are not exempt from California income taxes. For temporary defensive purposes the Fund may invest in excess of 20% of its net assets in these securities.

DESCRIPTION OF MUNICIPAL SECURITIES

Municipal securities may have fixed, variable or floating rates of interest. Any variable or floating rate municipal security not payable on demand within seven days will be deemed illiquid unless the Advisor determines, according to procedures established by the Board of Trustees, that such securities are liquid. If held by the Fund, such securities will be included in the calculation of the limitation of 15% of net assets which may be invested in illiquid securities. Municipal bonds, which finance long-term capital needs and generally have maturities of more than one year when issued, are generally classified as either general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. The Fund may also invest in certificates of participation in general fund obligation leases of the State of California and its political subdivisions. The staff of the Securities and Exchange Commission may view such a security as illiquid. Unless the Board of Trustees determines that such a security is not illiquid, the Advisor will limit its investment in such securities, together with all other illiquid securities and assets, to 15% of the Fund's net assets.


The securities in which the Fund invests are subject to market and credit risk. Market risk relates to the changes in market value that occur as a result of variation in the level of prevailing interest rates and yield relationships in the municipal securities market. In general, the longer the maturity of a municipal security, the higher the yield and the greater the potential for taxable capital appreciation or depreciation. Conversely, shorter maturities tend to provide lower yields, but greater stability of principal. An increase in interest rates will normally decrease the value of these longer-term investments, while a decline in interest rates will normally increase the value of these investments. Generally, the shorter the average maturity of the Fund's portfolio, the less its price will be affected by interest rate fluctuations.

In addition to the market risk of changing interest rates, municipal securities are subject to credit risk relating to the operations of individual issuers. The ability of the Fund to achieve its investment objective is dependent upon the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.
                                                                          Page 5

SPECIAL RISK CONSIDERATIONS IN CALIFORNIA
The Fund's performance may be especially affected by factors pertaining to the California economy, as well as other factors affecting the ability of issuers of California municipal securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The amounts of tax and other revenues available to issuers of California municipal securities may be affected from time to time by economic, political, geographic and demographic conditions.

There are additional risks associated with the Fund's investment in California municipal obligations. These risks result from certain amendments to the California Constitution and other statues that limit the taxing and spending authority of California governmental entities, as well as from the general financial conditions of the State of California. These may impair the ability of issuers of California municipal obligations to pay interest and principal on their obligations.

California constitutional and statutory amendments and initiatives have imposed certain limitations on taxes that may be levied against real property, as well as place limits on the annual appropriations of the state and its political subdivisions. These initiative measures approved by California voters have resulted in a reduction in state and local government revenues and in spending limits.

The payment of California municipal securities may be dependent on the ability and willingness of the California Legislature to assist local governments in paying bond obligations, and on the collection of ad Valero or special taxes by local governments within the state. The continuing ability of the California Legislature to increase the revenue of local governments, as well as to make timely payments in connection with its own obligations, and the continuing ability of local governments to raise revenue through taxation will affect the ability of the state and local governments to pay debt service on these obligations.

An expanded discussion of investment considerations regarding investment in California municipal obligations is contained in the Statement of Additional Information.

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS
The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction, but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until its accepts delivery of the security. The Fund will not use such transactions for leveraging purposes, and accordingly will segregate cash, cash equivalents or liquid securities or hold a covered position in an amount sufficient to meet its payment obligations thereunder. There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account.

FINANCIAL FUTURES CONTRACTS
The Fund may purchase and sell financial futures contracts listed on a commodities board of trade to hedge its portfolio investments against changes in value or as a temporary substitute for purchases or sales of actual securities. The Fund is not a commodity pool and will engage in futures transactions only for bona fide hedging purposes. Futures contracts are agreements to buy or sell underlying securities at a specific future date and price. The underlying instrument may be a security or an index of securities. By buying or selling a futures contract, the Fund agrees to buy or sell the underlying instrument or to deliver or receive cash settlement. Income from financial futures trading is not exempt from federal or state income taxes.

Because fixed-income securities fluctuate in value inversely with the movement of interest rates, a decline in value of a security can be hedged, or offset, by an increase in value of an interest rate futures contract. Also, if the Advisor anticipates that the value of a security will decline, it may purchase a futures contract instead of the security to gain the benefit of the expected lower price. Different trading strategies for futures have different risk and return characteristics. The Advisor will choose among futures strategies based on its judgment of how best to meet the Fund's goals. The judgment will be based on factors such as current and anticipated interest rates, relative market liquidity, and price levels in the futures markets compared to the underlying securities markets. If the Advisor judges these factors incorrectly, or if price changes in the futures positions are not well correlated with other investments, the strategies may lower the Fund's return. These strategies involve certain risks. There is no assurance that closing purchase transactions will be available at favorable prices, resulting in possible reduction of the Fund's income due to the use of hedging instruments, and possible loss in excess of the initial margin. There may be imperfect correlation between the contract and the underlying security and unsuccessful hedging transactions due to incorrect market trend forecasts. A more thorough description of these investment practices and their associated risks is contained in the Statement of Additional Information.

When required by Securities and Exchange Commission guidelines, the Fund will maintain a segregated account with the custodian with sufficient cash, U.S. Government securities or other liquid securities to cover the potential obligations created by futures. The Fund may invest up to 5% of its assets in futures transactions represented by the aggregate "initial margin" (down payment). The aggregate market value of securities underlying futures contracts will not exceed 25% of the net assets of the Fund.

SHARES OF INVESTMENT COMPANIES
The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies which invest in securities whose income is exempt from Federal and California state income taxes. Pursuant to the 1940 Act, the percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees under Rule 12b-1 of the 1940 Act, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

As an exception to the above 1940 Act restrictions, the Fund does have the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objective, restrictions and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

LOANS OF PORTFOLIO SECURITIES

The Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors up to 33 1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the associated risk.


BORROWING
The Fund may borrow from banks up to 30% of the value of its total assets for temporary or emergency purposes and enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940

Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

INVESTMENT RESTRICTIONS

The Fund has certain fundamental policies that are described in the Statement of Additional Information under "Investment Restrictions." These investment restrictions include prohibitions against borrowing money (except as described above) and against concentrating the Fund's investments in issuers conducting their principal business activities in a single industry (except that this limitation does not apply with respect to U.S. Government securities). In addition, a minimum of 80% of assets must be invested in California municipal securities exempt from federal and California income taxes and not subject to the alternative minimum tax on individuals. These investment restrictions and the Fund's investment objective cannot be changed without the approval of shareholders of the Fund; all other investment practices described in this Prospectus and in the Statement of Additional Information can be changed by the Board of Trustees without shareholder approval.



                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES
Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently eight Trustees, six of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Statement of Additional Information contains the name and background information regarding each Trustee.


INVESTMENT ADVISOR
Trainer, Wortham & Co., Inc. (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 is the Trust's Investment Advisor and manager and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Advisor, organized in 1990, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor supervises approximately $3 billion in investment accounts.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of California Intermediate Tax-Free Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of these fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing the yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not reimburse the Advisor at a later time for the expenses assumed.


Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities. David P. Como is the President of the Trust. John D. Knox is the Vice-President and Portfolio Manager of the California Intermediate Tax-Free Fund. Mr. Knox joined Trainer, Wortham in December, 1995 as the Managing Director of Fixed Income. Prior to joining Trainer, Wortham, Mr. Knox served as Director of Global Fixed Income and Managing Director from 1994-1995 for Bear Sterns Asset Management and Bear Sterns, respectively. For more than 11 years prior thereto, Mr. Knox was a Principal and Senior Portfolio Manager at Morgan Stanley Asset Management where he managed fixed income portfolios for a variety of domestic and international clients.


The Advisor is a wholly-owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and it also provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3 billion in total net assets.

ADMINISTRATOR
First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, which has its principal business address at 4400 Computer Drive, Westborough, MA 01581, serves as administrator of the Fund. The services that Investor Services Group provides to the Fund include: coordinating and monitoring of any third parties furnishing services; providing the necessary office space, equipment and personnel to perform administrative and clerical functions; preparing, filing and distributing of proxy materials, periodic reports to shareholders, registration statements and other documents; organizing of board meetings; and responding to shareholder inquiries.

The Trust, on behalf of the Fund, has entered into an administrative services agreement dated July 25, 1996, as amended April 29, 1999 (the "Administration Agreement") with First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, pursuant to which the Administrator receives a fee accrued daily and paid monthly of 0.15% of the value of such Fund's first $50 million of total average net assets; 0.10% of the value of the Fund's next $50 million of total average net assets; and 0.05% of the value of the Fund's total average net assets in excess of $100 million, subject to an annual minimum fee of $72,000 for the Trust.


The term of the Administration Agreement is two years and shall continue in force year thereafter, so long as such continuance is approved (i) by Investor Services Group; (ii) by vote, cast in person at a meeting called for the purpose, of a majority of the Board of Trustees who are not parties to the Administration Agreement or interested persons (as defined in the Act) of any such party, and (iii) by vote of a majority of the Board of Trustees or a majority of the Fund's outstanding voting securities. The Trust and/or Investor Services Group may terminate the Administration Agreement at any time without penalty upon giving the other party 120 days written notice.

DISTRIBUTOR
First Data Distributors, Inc. ("FDDI"), serves as the Fund's Distributor on a best efforts basis. FDDI is an affiliated company of Investor Services Group inasmuch as both are under common ownership.

TRANSFER AGENT AND ACCOUNTING SERVICES AGENT
Investor Services Group also serves as the Fund's Transfer Agent, Dividend Disbursing Agent, Redemption Agent and Accounting Services Agent. In such capacities, Investor Services Group is responsible for providing record-keeping and administrative services (including calculation of net asset value) and for processing share purchases and redemptions. Correspondence relating to purchases and redemptions of Fund shares or to dividend payments or reinvestment should be addressed to First Data Investor Services Group, Inc.

CUSTODIAN
UMB Bank, N/A., Kansas City, Missouri, is Custodian for the securities and cash of the Fund.


                                    BROKERAGE

The Advisor will attempt to place portfolio transactions for the Fund with those brokers and dealers who will execute orders in an effective manner at the most favorable price. When the execution and price offered by two or more brokers or dealers are comparable, the Advisor may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide research advice and other services. The Advisor may give consideration to the sale of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions subject to seeking best price and execution. The Fund may pay brokerage commissions to brokers, which are affiliated with Officers and Trustees of the Fund, provided that such transactions are in compliance with
Section 17(e)(2) of the Act.

PORTFOLIO TURNOVER
The Fund expects to trade in securities for short-term gain whenever deemed advisable by the Advisor in order to take advantage of anomalies occurring in general market, economic or political conditions. Therefore, the Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of the Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.

                               PURCHASE OF SHARES

Shares are offered for sale by the Fund on a continuous basis at the Fund's net asset value. Purchasers of the Fund shares pay no "sales load" or underwriting commission, although broker-dealers effecting purchases or sales of Fund shares for their customers may charge a service fee in connection therewith. The minimum initial investment in a Fund is $250. Existing shareholders may purchase additional shares with a minimum purchase of $50 per transaction.

Purchases of the Fund are made at the net asset value per share next determined after receipt by Investor Services Group as Transfer Agent of a purchase order in good order. Thus, for orders received in good order before 4:00 p.m. (Eastern time), the public offering price will be the net asset value determined as of 4:00 p.m. (Eastern time) that day. Orders for Fund shares received after 4:00 p.m. (Eastern Time) will be purchased at the next determined net asset value on the business day following receipt of the order.

INVESTING BY TELEPHONE
The Fund may accept telephone orders from broker-dealers or service organizations, which have been previously approved by the Trust. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for same to the Fund. Shares of the Fund may be purchased through broker-dealers; banks and bank trust departments, which may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.


INVESTING BY MAIL
Prospective shareholders may purchase shares of the Fund by completing and signing the "Investment Application" enclosed with this Prospectus and sending the application, together with a check payable to, "TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND", c/o First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903. Except as noted below, purchases without full payment will not be processed until payment is received. The ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name. A confirmation of the purchase will be issued showing the account number and number of shares owned.


INVESTING BY WIRE
Shares may also be purchased by instructing the bank to wire Federal Funds to the Transfer Agent. Federal Funds are monies of member banks within the Federal Reserve System. The bank must include the full name(s) in which the account is registered and the Fund account number, and should address its wire as follows:


                          Boston Safe Deposit & Trust
                                ABA # 011001234
                       Credit: (Insert Name of Your Fund)
                                 Acct#: 000159
                 FBO  Names(s) on account registration and new
                        account number from confirmation
            received with letter to shareholders dated May 14, 1999

For new account call 800-441-6580. An account number will be assigned to you.
                  --------------------------------------


When opening a new account by wire transfer, first telephone the Transfer Agent at 800-441-6580 to request an account number and furnish the respective Fund with a social security or other tax identification number. A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Federal Fund wires must be made in amounts of $250 or more. The bank will generally charge a fee for this wire. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

SUBSEQUENT INVESTMENTS
Once a shareholder's account has been established, additional purchases may be made by sending a check payable to "TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND" c/o First Data Investor Services Group, Inc., P.O. Box 61767, King of Prussia, PA 19406-0903. Please enclose the stub of the account statement and include the Fund account number on the check (as well as the attributable year for retirement plan investments, if applicable). Additional purchases may also be made through an Automatic Investment Plan, which provides shareholders a convenient method to make regularly scheduled subsequent investments. See "SHAREHOLDER SERVICES."



                              REDEMPTION OF SHARES

IN GENERAL
The Trust will make your redemption proceeds available as promptly as possible and, in any event, within seven business days after your redemption order, in proper order, is received. For your redemption order to be in proper order, your order must include name as it appears on your account, your account number and a signature guarantee as required as described below. However, your redemption proceeds may be delayed if you purchased the shares to be redeemed by check (including certified or cashier checks) until such check has cleared and the Trust has collected good Fund for your purchase. Such collection may take 15 days or more.


REDEMPTIONS BY WRITTEN REQUEST
Shareholders may redeem shares by mail by writing directly to the Transfer Agent at First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903, and requesting liquidation of all or any part of their shares. The redemption request must be signed exactly as the shareholder's name appears on the form of registration and must include the Fund's account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as their names appear in the registration. Shares registered in the name of corporations, trusts and fiduciaries can be redeemed only upon instructions of a duly authorized person. To protect the account, the Transfer Agent and the Funds from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for: (1) all redemptions of $25,000 or more;(2) any redemptions if the proceeds are to be paid to someone other than the person(s) or organization in whose name the account is registered; (3) any redemptions which request that the proceeds be wired to a bank (unless bank information was received at the time the account was established); and (4) requests to transfer the registration of shares to another owner. The Transfer Agent requires that signatures be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution, which participates in a signature guarantee program. The Transfer Agent cannot accept guarantees from notaries public. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.


Shares will be redeemed at the net asset value, next determined after receipt of a redemption request in proper form. Moreover, under the Act, the right of redemption may be suspended when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable. When in the opinion of the Board of Trustees, conditions exist which make payments in cash on redemption unwise or undesirable; the Fund may make payment of redemption in securities.

The value of a shareholder's shares upon redemption may be more or less than their cost depending upon the value of a Fund's portfolio securities at the time of redemption.

REDEMPTIONS BY TELEPHONE
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 441-6580.

In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Investing by Mail." Such requests must be signed by the shareholder, with signatures guaranteed (see "Redemptions by Written Request" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund. Neither the Fund nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered. To the extent that the Fund fail to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Shares of the Fund may be redeemed through certain broker-dealers; banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Fund.


                               EXCHANGE OF SHARES

You may exchange your shares of any Fund of the Trust for shares of the other Funds at net asset value without the payment of any fee or charge in writing or by telephone. An exchange is considered a sale of shares and may result in capital gain or loss for Federal income tax purposes. Before an exchange can be made, you must have received the current Prospectus for the Fund into which you wish to exchange, and the exchange privilege may be exercised only in those states where shares of such Fund, as the case may be, may legally be sold. If the Transfer Agent receives exchange instructions from you in writing or by telephone at (800) 441-6580, in good order by the Valuation Time on any Business Day, the exchange will be effected that day. For your exchange request to be in good order, your request must include your name as it appears on your account, your account number, the amount to be exchanged, the name of the Fund from which and to which the exchange is to be made and a signature guarantee as may be required. A written request by you for an exchange in excess of $25,000 must be accompanied by a signature guarantee as described under "Redemptions - By Written Request."

                              SHAREHOLDER SERVICES

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN
The Fund has an Automatic Investment Plan, which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in a Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN
The Fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

RETIREMENT PLANS
The Fund has available certain Individual Retirement Accounts for use by certain individuals who qualify (including earned income from self-employment). More detailed information about how to participate in these IRA Plans, the fees charged by the Custodian bank, and brochures containing other pertinent information, may be obtained by contacting the Fund at (800) 257-4414.

Traditional (deductible) IRAs:

Married individuals may make deductible contributions even if spouses are active participants in an employer-sponsored plan. The 10% early withdrawal tax will not apply for up to $10,000 for first-time home purchases or education expenses.

Roth IRAs:

The Fund offers the Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to Traditional IRAs. Certain income phaseouts apply.

Education IRAs:

The Fund also offers the Education IRA. Like the Roth IRA, contributions are non-deductible, but the investment earnings accumulate tax-free, and distributions used for higher education expenses are not taxable. Contribution limits are $500 per account and certain income phaseouts apply.


                                 NET ASSET VALUE

The net asset value per share of capital stock of the Fund will be determined on the next business day on which the New York Stock Exchange is open for business as of the close of regular trading hours (currently 4:00 p.m. Eastern time) and for any other day (other than a day on which no shares are tendered for redemption and no order to purchase or sell any shares is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. Determination of net asset value will be in accordance with generally accepted accounting principles and will be computed by dividing the value of Fund's total net assets by the total number of shares outstanding. Securities traded on a securities exchange are valued at the last sale price prior to the time of computation or, if there have been no sales on that day, at the mean of their closing bid and asked prices. Securities not traded on a securities exchange but for which market quotations are readily available will be valued at the mean of their bid and asked prices, although securities traded over the counter on NASDAQ will be valued at their last sale price. Securities not traded on a securities exchange and other securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Board of Trustees. Once the aggregate value of all securities has been determined, there will be added to this total the dollar amount of cash on hand and receivables and the value of all other assets. From the sum of the foregoing, the aggregate amount of all liabilities and all accrued expenses will be deducted to produce the total net asset value of all shares outstanding.

                               DIVIDENDS AND TAXES

The Fund intends to distribute substantially all of its net investment income and net capital gains. Dividends will be declared and paid quarterly by the Trainer, Wortham California Intermediate Municipal Bond Fund. Dividends from net investment income or net short-term capital gains will be taxable to you, whether received in cash or in additional shares.

The Fund permits any shareholder located in states where the Fund's shares are registered (regardless of the number of shares owned) to elect a Dividend Reinvestment Plan for the automatic reinvestment of all distributions. If a dividend is declared from net investment income or a capital gains distribution is declared from net capital gains, investors electing under the Dividend Reinvestment Plan are required to take such dividends or distributions in Fund shares rather than in cash. The full amount of the distribution will be invested and the shareholder will be credited with any full or fractional shares resulting. The investment under the Dividend Reinvestment Plan will be made at the current net asset value on the dividend payable date. Dividends and capital gains distributions will result in a taxable event for the investor even though invested in shares.

An investor may elect or terminate participation in the Dividend Reinvestment Plan at any time. Elections to participate must be made using the Investment Application. Termination can be made by written notice. Costs of the Plan will be borne by the Fund. There is no assurance that such Plan will result in a profit for an investor.

TAXES
The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

The Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-income dividends" (as defined in the Code) to shareholders. Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. However, this favorable tax treatment may not apply to shareholders who are "substantial users" (or "related persons" thereto) with respect to facilities financed by securities held by the Fund.

To the extent that dividends are derived from interest on California municipal securities, or from interest earnings on certain U.S. Government obligations, and as long as at least 50% of the value of the total assets of the Fund consists of bonds on which the interest is exempt from taxation under the laws of California or the laws of the United States, such dividends will also be exempt from California personal income taxes. For California income tax purposes, capital gain distributions and any income from investment in taxable securities (other than California municipal obligations and direct U.S. Government obligations) are taxable as ordinary income. The Fund will inform shareholders annually as to the portion of the distributions, which constitutes dividends exempt from California personal income tax. All distributions received by a corporation doing business in California may be subject to California franchise taxes.

Interest income (in the form of dividends) exempt from federal income tax is not necessarily exempt under the income or other tax laws of state and local taxing authorities. Shareholders should consult their tax advisors about the status of distributions from the Fund in this regard.

The Tax Reform Act of 1986 restricts the federal tax exemption for interest earned on certain municipal obligations. Under that law, interest on "private activity" municipal bonds (for example, those issued to finance housing projects) issued after the effective date is an item of "tax preference" subject to the individual Alternative Minimum Tax. It is the current intention of the Fund not to purchase bonds that are subject to the individual Alternative Minimum Tax. Shareholders will be given prior notification if the Fund intends to change this policy. Corporate shareholders may wish to consult their tax advisors before investing in the Fund, since some of the interest on municipal bonds held in the Fund's portfolio may be included in income subject to the corporate Alternative Minimum Tax.

For corporate investors in the Fund, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions paid by the Fund from capital gains, whether received in cash or in additional shares, are taxable to investors as capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.


                             PERFORMANCE INFORMATION

From time to time, performance information regarding the Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund's past performance, and should not be considered as representative of future results. The Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

From time to time, the Fund may advertise its yield and "tax-equivalent" yield. The Fund's yields are calculated according to methods that are standardized for all mutual funds. Because yield calculation methods differ from the methods used for other purposes, the Fund's yield may not equal its distribution rate, the income paid to a shareholder s account, or the income reported in the Fund's financial statements. The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30 days over a 365-day period and is shown as a percentage of the investment. The Fund may also advertise together with its yield a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's yield.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by the Fund should not be considered representative of what an investment in the Fund may earn in any future period. When utilized, total return for the unmanaged indices described in the Statement of Additional Information will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for recurring expenses such as advisory fees, brokerage costs or administrative expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also be mentioned in newspapers, magazines, or other
                                                                         Page 15
media from time to time. The Fund assumes no responsibility for the accuracy of such data. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                               GENERAL INFORMATION

ORGANIZATION

The Fund is a separate Series of shares of TRAINER, WORTHAM FIRST MUTUAL FUNDS, a Delaware business trust organized pursuant to a Trust Instrument dated January 17, 1995. On October 1, 1996, the name of the Trust was changed from First Mutual Fund to its present name. The Trust is registered under the Act as an open-end management investment company commonly known as a mutual fund. The Trustees of the Trust may establish additional series or classes of shares of the Trust without the approval of shareholders. The assets of Fund belong only to that Fund, and the liabilities of Fund are borne solely by that Fund and no other.


DESCRIPTION OF SHARES
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there is only one class of shares issued by the Fund.

SHAREHOLDER MEETINGS
The Board of Trustees does not intend to hold annual meetings of shareholders of the Fund. The Board of Trustees has undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT
Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Trust; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.


SHAREHOLDER REPORTS AND INQUIRIES
Shareholders will receive annual financial statements, which are audited by the Fund's independent accountants, Briggs, Bunting and Dougherty, LLP as well as unaudited semi-annual financial statements. Shareholder inquiries should be addressed to "TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND", c/o First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903 or by calling (800) 257-4414.

                             TRAINER, WORTHAM FUNDS


                            Trainer, Wortham California
                            Intermediate Tax-Free Fund





                                 THIS IS YOUR

                             INVESTMENT APPLICATION

                               Detach and mail to:


                               FIRST DATA INVESTOR SERVICES GROUP, INC.
                               P.O. BOX 61503
                               KING OF PRUSSIA, PA 19406-0903

                 TRAINER, WORTHAM FUNDS INVESTMENT APPLICATION

1. INITIAL FUND INVESTMENT
Please indicate the amount you are investing in the fund. The minimum initial investment is $250 for the fund.
Trainer, Wortham California Intermediate Tax-Free Fund:  $  ____________________

  2. INITIAL INVESTMENT METHOD
     [ ] Check (made payable to the fund)
     [ ] Wire sent on (date)  ____________________ for credit to account no.
      ____________________ *
     *Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Have your local bank wire fund to:


                     Boston Safe Deposit & Trust
                     ABA#011001234
                     Credit: Trainer, Wortham California
                     Intermediate Tax-Free Fund
                     Acct #000159
                     FBO (Insert Shareholder name and new
                         account number from confirmation
                         received with letter to shareholders
                         dated May 14, 1999)


3. REGISTRATION AND SOCIAL SECURITY NUMBER (PLEASE PRINT)
  INDIVIDUAL OR JOINT ACCOUNT:

--------------------------------------------------------------------------------
Owner's First Name     Middle Initial     Last Name    Owner's Social Security #

--------------------------------------------------------------------------------
Joint Owner's First Name     Middle Initial    Last Name    Joint Owner's Social
                                                                 Security #

GIFT TO MINOR

--------------------------------------------------------------------------------
Name of Custodian (one name only)

--------------------------------------------------------------------------------
Name of Minor                                          Minor's Social Security #

Under the  ____________________________________________ Uniform Gift/Transfer to
Minors Act
                           State

CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (Complete attached Corporate Resolution)
--------------------------------------------------------------------------------
Name of Corporation, Partnership, Trust or Other

--------------------------------------------------------------------------------
Name of Trustee(s)              Date of Trust             Tax Identification No.

4. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

--------------------------------------------------------------------------------
Street Address & Apt. No.                      City           State          Zip
(      )
                                         (      )
-------------------------------------    ---------------------------------------
Day Telephone                            Evening Telephone

5. DISTRIBUTION OPTIONS (All distributions will be reinvested unless otherwise indicated below.)
  [ ] Reinvest (dividends and capital gains in additional shares)
  [ ] Cash Dividends (dividends in cash, capital gains in additional shares)
  [ ] All Cash (dividends and capital gains in cash)

6. SYSTEMATIC WITHDRAWAL PLAN (minimum initial investment of $5,000 is required) I wish to have the following amount(s) systematically withdrawn from:

   Trainer, Wortham California
      Intermediate Tax-Free Fund        $___________________

  Please indicate the frequency of withdrawal, and if other than monthly, the desired months. Liquidations take place on or about the 25th of the month.
  [ ] Monthly
  [ ] Quarterly  ______________ ,  ______________ ,  ______________ and
   ______________
  [ ] Semi annually  ______________ and  ______________
  [ ] Annually
  Unless indicated otherwise in Section 8, a check will be sent to your address of record.

7. TELEPHONE PRIVILEGE
  [ ] I (We) authorize First Data Investor Services Group, Inc. And/or Trainer,
      Wortham Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer, Wortham Funds. I (We) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

  If not otherwise indicated below, only exchanges will be allowed.
  [ ] Redemption            [ ] Exchange            [ ] Both

8. REDEMPTIONS
  (Unless otherwise indicated below, all redemptions will be sent by check.)

  [ ] All redemption proceeds should be executed by an ACH transaction unless
      First Data Investor Services Group, Inc. is notified in writing. There is no charge for ACH transactions.
      Allow 3 business days.

  [ ] All redemptions proceeds should be executed by FED wire transaction unless
      First Data Investor Services Group, Inc. is notified in writing. There is a $9 charge for FED wire transactions.

  All FED wire and ACH transactions will be sent as indicated below. Please allow one month for ACH instructions to become effective. Any changes in these instructions must be made in writing with signature guarantees as described in the prospectus.
  *Please notify your bank of your intent to establish this option on your account.
  *ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

--------------------------------------------------------------------------------

Bank Name                                                  Branch Office

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------

Bank Wire Routing Number                                   Account Number

--------------------------------------------------------------------------------
Name(s) on Bank Account

9. SIGNATURE AND CERTIFICATION
  (Required by Federal tax law to avoid backup withholding.)

  "By signing below, I certify under penalty of perjury that the social security or tax payer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withhold, check box. [ ]

  "The Internal Revenue Service does not require your consent to any provision of this document other than the certificates required to avoid backup withholding.

  "I hereby acknowledge receipt of a current prospectus."

--------------------------------------------------------------------------------
Signature        [ ] Owner        [ ] Custodian        [ ] Trustee  Date

--------------------------------------------------------------------------------
Signature of Joint Owner (if applicable)                             Date

10. INVESTMENT DEALER INFORMATION

--------------------------------------------------------------------------------
Name of Firm

--------------------------------------------------------------------------------
Firm Address

--------------------------------------------------------------------------------
Rep Name & Number

--------------------------------------------------------------------------------
Signature

  THIS SECTION TO BE COMPLETED BY CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS

                                  RESOLUTIONS

RESOLVED: That this corporation or organization become a shareholder of Trainer, Wortham First Mutual Funds (the "Trust") and that

--------------------------------------------------------------------------------
                             (Name(s) of officers)

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholder account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint First Data Investor Services Group, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.

                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

________________________________________________________________________________
incorporated or formed under the laws of (Name of Corporation/Organization)

_________________________ and were adopted at a meeting of the Board of Trustees of the corporation or organization duly called and held on
  (State)

__________________________________  at which a quorum was present and acting throughout, and that the same are now in full force and effect.
   (Date)

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

Name                                                              Title

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name                                                              Title

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Witness my hand and the seal of the corporation or organization this ___ day of _________, 19__.

---------------------------------------------------------
*Secretary-Clerk

---------------------------------------------------------
Other Authorized Officer (if required)

*If the secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                             TRAINER, WORTHAM FUNDS
                     AUTOMATIC INVESTMENT PLAN APPLICATION
 First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA
                           19406-0903  (610) 239-4500

                                  INSTRUCTIONS

HOW DOES IT WORK?
1. First Data Investor Services Group, Inc., through our bank, United Missouri Bank KC N.A., draws an Automatic Clearing House (ACH) debit electronically against your personal checking/savings account each month, according to your instructions.
2. Choose any amount of $50.00 or more that you would like to invest regularly and your debit for this amount will be processed by First Data Investor Services Group, Inc., as if you had written a check yourself.
3. Shares will be purchased and a confirmation sent to you.

HOW DO I SET IT UP?
1. Complete both sides of this form, and the Investment Application form if you do not have an existing account.
2. Include initial investment check of $250.00 or more if you are establishing a new account.
3. If you are using a Credit Union, please have your financial institution verify the bank information.
4. Mark one of your personal checks or deposit slips VOID, attach it to this form and mail to First Data Investor Services Group, Inc. at the above address.
5. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have Automatic Clearing House (ACH) debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your bank manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.
6. Please allow one month for processing before the first debit occurs.
7. Returned items will result in a $20.00 fee being deducted from your account.

MONTHLY WITHDRAWAL AMOUNT AND DATE
Please indicate amount you would like invested monthly. The minimum amount for monthly investment is $50.

[ ] Trainer, Wortham California
      Intermediate Tax-Free Fund                 $____________________

Date of Withdrawal: (check only one)  [ ] 10th        [ ] 15th        [ ] 20th

ACCOUNT INFORMATION
Indicate One: [ ] I am in the process of establishing a new account
        [ ] I have an established account. My account number is:

--------------------------------------------------------------------------------
Registered Owner

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------

Day Time Phone Number                                        Evening Phone Number

BANK INFORMATION
Complete the following or attach a voided check below. If you are using a Credit Union account, please complete this section and have your financial institution verify the information.

--------------------------------------------------------------------------------

Bank Account Owner                                           Joint Owner

--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Branch Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------

ABA Number (9 digits)                                        Account Number

Type of Account:  [ ] Checking        [ ] Savings

AUTHORIZATION AND SIGNATURE
I understand that my ACH debit will be dated on the day of each month I have indicated on this form. I agree that if such a debit is not honored upon presentation, First Data Investor Services Group, Inc. may discontinue this service and any share purchase made upon deposit on such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, First Data Investor Services Group, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by First Data Investor Services Group, Inc. upon 30 days written notice or at any time by the investor by written notice to First Data Investor Services Group, Inc. which is received no later than five (5) business days prior to the above designated investment date.

--------------------------------------------------------------------------------
SIGNATURE OF BANK ACCOUNT OWNER

--------------------------------------------------------------------------------
SIGNATURE OF JOINT BANK ACCOUNT OWNER

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 30, 1998
                                  As Revised on
                                  June 1, 1999


--------------------------------------------------------------------------------


                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

                                First Mutual Fund
                     Trainer, Wortham Total Return Bond Fund
             Trainer, Wortham California Intermediate Tax-Free Fund
--------------------------------------------------------------------------------


Trainer, Wortham First Mutual Funds (the "Trust") currently offers shares of the following three Series, representing separate portfolios of investments: First Mutual Fund, Trainer, Wortham Total Return Bond Fund and Trainer, Wortham California Intermediate Tax-Free Fund (the "Fund(s)"). Information concerning each Fund is provided in separate Prospectuses, First Mutual Fund and Trainer, Wortham Total Return Bond Fund each dated October 30, 1998 and Trainer, Wortham California Intermediate Tax-Free Fund dated June 1, 1999. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus for each Fund. Much of the information contained herein expands upon subjects discussed in each Prospectus. No investment in shares should be made without first reading the applicable Prospectus. A copy of each Series' Prospectus may be obtained without charge by writing to the Trust, at 845 Third Avenue, 6th Floor, New York, NY 10022 or by calling (800) 257-4414.







UNDERWRITER:                                               Investment Advisor:
First Data Distributors, Inc.                     Trainer, Wortham & Co., Inc.
4400 Computer Drive                                845 Third Avenue, 6th Floor
Westborough, MA 01581                                       New York, NY 10022
(800) 257-4414                                                  (212) 759-7755



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN EACH PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY EACH PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. NEITHER PROSPECTUS CONSTITUTES AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Trainer, Wortham First Mutual Funds  .........................................

Investment Objectives and Policies  ..........................................

Investment Restrictions.......................................................

Other Investment Restrictions.................................................

Trustees and Officers.........................................................

Control Persons and Principal Holders of Securities...........................

Investment Advisor............................................................

Administrator.................................................................

Distributor...................................................................

Distribution Plan.............................................................

Transfer Agent and Accounting Services Agent..................................

Custodian.....................................................................

Legal Counsel.................................................................

Auditors......................................................................

Brokerage.....................................................................

Performance Calculations......................................................

General Information...........................................................

Financial Statements..........................................................

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

Trainer, Wortham First Mutual Funds (the "Trust"), 845 Third Avenue, 6th Floor, New York, NY 10022, is an open-end management investment company, which currently offers shares of the following three Funds, each with its own investment objectives and policies: First Mutual Fund, Trainer, Wortham Total Return Bond Fund (Total Return Bond Fund) and Trainer, Wortham California Intermediate Tax-Free Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

FIRST MUTUAL FUND

The Fund seeks to achieve capital appreciation through investment in common stocks and securities convertible into common stocks. Its secondary objective is income.

TOTAL RETURN BOND FUND

The Fund seeks to maximize total return, consistent with preservation of capital.

TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND

The Fund seeks to obtain as high a level of interest income exempt from federal income tax and California personal income tax as is consistent with prudent investment management.

INVESTMENT POLICIES

The following discussion of investment techniques and instruments should be read in conjunction with the "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" sections of each Funds' Prospectus.

The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed herein and in the Prospectuses, provided such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

The following discussion applies to each of the Funds.

Each Fund will not, as to 75% of its total assets, purchase the securities of any one issuer (other than cash, cash items, and obligations of the United States Government) if immediately thereafter, and as a result of the purchase, the Fund would (a) have more than 5% of the value of its total assets invested in the securities of such issuer, or (b) hold more than 10% of any or all classes of the securities of any one issuer. The Funds will not invest in the securities of other investment companies. Although permitted under the Trust's Declaration of Trust and By-laws, the following types of transactions are not currently anticipated:

         1. Investment in restricted securities (including non-marketable securities);

         2.  Engaging in short selling; and

         3.  Arbitrage activities.

Although it is not the current intention of the Funds to borrow, each Fund may borrow for the purpose of investing in portfolio securities. To the extent that the Funds borrow money, they will incur interest expense. Any investment gains made with the additional funds in excess of interest paid will cause the net asset value of the Fund's shares to rise faster than would, otherwise be the case. Conversely, any investment losses from such monies will cause the net asset value of the Funds shares to fall faster than would otherwise be the case. The foregoing investment policies may be changed without shareholder approval except to the extent they are reflected in a Fund's fundamental policies. (See "INVESTMENT RESTRICTIONS" below.)

                             INVESTMENT RESTRICTIONS

The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as that term is defined herein under the section entitled "GENERAL INFORMATION" below.

          (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

          (b) DIVERSIFICATION: The Funds have adopted the policy prohibiting it from, as to 75% of each Fund's total assets, investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

          (c) INDUSTRY CONCENTRATIONS: The Funds may not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

          (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

          (e) PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: he Funds will not engage in the purchase and sale of commodities or commodity contracts.

          (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.

          (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the U.S. Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.


          (i) SECURITIES OF OTHER INVESTMENT COMPANIES: Except for the Trainer Wortham California Intermediate Tax-Free Fund, The Funds will not invest in the securities of other investment companies.


          (j) ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by each Prospectus, except in connection with borrowings under the terms described above under "BORROWING OF MONEY."

                          OTHER INVESTMENT RESTRICTIONS

         (a) The Funds may not invest in oil, gas or mineral leases;

         (b) The Funds may invest up to 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund's total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;

         (c) The Funds will not invest in real estate limited partnerships; and

         (d) The Funds will not purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.

         (e) Purchase or retain the securities of any issuer if, to the knowledge of a Fund, any Officer or Trustee of the Fund or of its Investment Advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such Officers and Trustees of the Fund or of its Investment Advisor who own more than 1/2 of 1%, own, in aggregate, more than 5% of the outstanding securities of such issuer.


                              TRUSTEES AND OFFICERS

The Trustees and Executive Officers of the Trust, their addresses, affiliations, if any, with Trainer, Wortham & Co., Inc. (the "Advisor") and principal occupations during the past five years, are as follows:

---------------------------- ------------- ---------------- --------------- ----------------------------------------
         NAME, AGE           POSITION(S)      AGGREGATE         TOTAL         PRINCIPAL OCCUPATION(S) DURING THE
         & ADDRESS            HELD WITH     COMPENSATION     COMPENSATION               PAST FIVE YEARS
                                TRUST        FROM TRUST       FROM TRUST
                                             FOR FISCAL        AND FUND
                                             YEAR ENDED      COMPLEX PAID
                                               6/30/98       TO TRUSTEES
                                                              FOR FISCAL
                                                              YEAR ENDED
                                                               6/30/98
---------------------------- ------------- ---------------- --------------- ----------------------------------------
James F. Twaddell (59)       Chairman of       $5,000           $5,000      Investment Banker at Schneider
c/o Schneider Securities,    the Board;                                     Securities, Inc. since June 1995;
Inc.                         Trustee                                        Chairman of the Board, Director and
2 Charles Street             since 1979                                     Registered  Representative of Barclay
Providence, RI  02904                                                       Investment, Inc. until June 1995.

---------------------------- ------------- ---------------- --------------- ----------------------------------------

Robert H. Breslin, Jr. (70)  Trustee           $5,200           $5,200      Partner in the law firm of Breslin &
107 Forge Road               since 1979;                                    Sweeney, Warwick, RI. since 1970 .
E. Greenwich, RI 02818       Member of
                             Audit
                             Committee

---------------------------- ------------- ---------------- --------------- ----------------------------------------

David P. Como(1) (52)        Trustee             $0               $0        Managing Director, Trainer, Wortham &
388 Market Street            since 1984;                                    Co., Inc. since 1969.
2nd Floor                    President
San Francisco, CA 94111

---------------------------- ------------- ---------------- --------------- ----------------------------------------

Raymond Eisenberg (75)       Trustee           $4,700           $4,700      President of Raymond Eisenberg &
488 County Street            since 1960;                                    Associates, PC Accountants and
New Bedford, MA  02740       Chairman of                                    Auditors, New Bedford, MA since 1980.
                             the Audit
                             Committee

---------------------------- ------------- ---------------- --------------- ----------------------------------------

David Elias(1) (53)          Trustee             $0               $0        President and Chief Investment Officer
500 Essjay Road              since 1991                                     of Elias Asset Management, Inc.,
Suite 220                                                                   Buffalo, NY since 1978.
Williamsville, NY  14221

---------------------------- ------------- ---------------- --------------- ----------------------------------------
                             Trustee                                        Retired in 1992 ; formerly an
Robert S. Lazar (54)         since 1976;       $5,200           $5,200      Engineer, Newport, RI; Director,
P.O. Box 4158                Member of                                      Newport Federal Savings Bank, Newport,
Middletown, RI  02842-0011   the Audit                                      RI.
                             Committee
---------------------------- ------------- ---------------- --------------- ----------------------------------------

---------------------------- ------------- ---------------- --------------- ----------------------------------------

Martin S. Levine (45)        Trustee           $5,200           $5,200      Controller and Chief Financial Officer
c/o John P. Picone, Inc.     since 1994;                                    of John P. Picone, Inc., Contractors
31 Garden Lane               Member of                                      and Engineers, Lawrence, NY, since
Lawrence, NY  11559          the Audit                                      1984.
                             Committee

---------------------------- ------------- ---------------- --------------- ----------------------------------------


Berkeley Belknap             Vice                $0               $0        Portfolio Manager and Research Analyst,
388 Market Street            President                                      received her BA degree in History from
2nd Floor                                                                   Yale University in 1992; financial
San Francisco, CA  94111                                                    analyst with Morgan Stanley in the
                                                                            Investment Banking Division from 1993
                                                                            to 1995, option trader in the Foreign
                                                                            Exchange Division from 1995 to 1996.
                                                                            Ms. Belknap joined Trainer, Wortham in
                                                                            1997, Ms. Belknap holds the following
                                                                            licenses with the NASD: Series 7 and 63.


---------------------------- ------------- ---------------- --------------- ----------------------------------------

Timothy J. O'Hara (48)       Trustee             $0               $0        Publisher of CU Journal , a national
Faulkner & Gray              since 1998                                     weekly financial newspaper owned by
224 Datura Street                                                           Faulkner & Gray, Inc.
Suite 709
W. Palm Beach, FL  33401


---------------------------- ------------- ---------------- --------------- ----------------------------------------

Debra L. Clark (39)          Secretary &         $0               $0        Mutual Fund and Marketing Distribution
388 Market Street            Treasurer                                      Agent for Trainer, Wortham First
2nd Floor                                                                   Mutual Funds from 1993 to present;
San Francisco, CA 94111                                                     Vice-President & Director of Fund/Plan
                                                                            Broker Services, Inc. from 1987 to
                                                                            1993.
---------------------------- ------------- ---------------- --------------- ----------------------------------------


1 "Interested person" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Como is an "interested person" by reason of his affiliation with the Advisor and as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with the Trainer, Wortham.

The Audit Committee of the Board of Trustees of the Trust was established to consider such matters as the selection of the independent certified public accountant for the Trust, review of the auditor's report on accounting procedures and internal controls, review of the quarterly reports on brokerage commissions paid by the Trust, and other issues referred to the Committee by the full Board. The Audit Committee is currently comprised of four disinterested Trustees; under the Trust's By-laws, the President also serves as an Ex-Officio member of the Audit Committee.

As of June 30, 1998, the compensation for disinterested Trustees included a fee of $500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the Trustees were reimbursed for expenses incurred in connection with their attendance at meetings of the Board of Trustees. Members of the Audit Committee also receive fees for meetings attended. However, no Officer of the Trust receives any compensation directly from the Trust for performing the duties of their offices. The Advisor, of which [Messrs. Como and Ghriskey] Mr. Como [are officers] is an officer and/or trustee, receives fees from the Trust for acting as its Investment Advisor. (See the section entitled "INVESTMENT ADVISOR.")


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of May 26, 1999, the Trustees and Officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of any Fund.

As of May 26, 1999, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of FIRST MUTUAL FUND:

                                               NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER          SHARES HELD        PERCENTAGE
------------------------------------          -----------        ----------
Trainer, Wortham Profit Sharing Trust         359,117.030          10.79
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Perry R. Como                                 251,687.556           7.56
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022



----------------------------------

Language indicated as being shown by strike out in the typeset document is enclosed in brackets "[" and "]" in the electronic format.

Semper Trust Co. c/f IRA r/o of               231,732.480             6.96
Perry R. Como
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY  10022

Semper Trust Co. c/f IRA r/o of               165,750.138             4.98
Alice Stone Trainer
304 Pomperaug Woods
Southbury, CT  06488-1872

Semper Trust Co. Cust IRA r/o of              165,750.138             4.98
Alice Stone Trainer
304 Pomperaug Woods
Southbury CT  06488-1872

Semper Trust Co. Cust IRA r/o of              101,893.784             3.06
Thomas B Dunn
c/o D-Aspen Inc.
PO Box 458
Buckhannon WV 26201-0458

Claiborne Pell                                 93,461.019             2.81
Trst Claiborne Pell Trust
U/D Dated 3/9/98
3425 Prospect St NW
Washington DC 20007-3219

Mary Menzies                                   87,749.149             2.64
Attn David Como
845 3rd Ave
New York NY 10022-6601

As of May 26, 1999, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of TOTAL RETURN BOND FUND:

                                                 NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER            SHARES HELD      PERCENTAGE
------------------------------------            -----------      ----------
H. Williamson Ghriskey, Jr.
Trst Margot Marsh Biodiversity Foundation      384,173.558         22.28
c\o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

HW Mali Profit Sharing Ret Plan                187,090.723         10.85
c\o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Daniel U. Escaro                               117,913.879          6.84
Trst York Labs PSP
DTD N/A
c/o York Hospital
1001 S. George Street
York, PA 17405

Merchants Fund Inc                              98,730.192          5.73
c/o Trainer Wortham & Comp
845 3rd Ave
New York NY 10022-6601

Amsouth Bank                                    98,633.776          5.72
Trst Tuscaloosa Ear Nose & Throat
Center PC Profit Sharing Plan
Walburn A/CC/O Trainer Wortham & Co
845 3rd Ave
New York NY 10022-6601

Ernesta Krackiewicz                             62,231.161          3.61
3401 38th St NW Apt 509
Washington DC  20016-3041

Kalman I Nulman                                 57,669.799          3.34
Trst Milton Brown Foundation
C/O Trainer Wortham & Co Inc
845 3rd Ave
New York NY 10022-6601



                               INVESTMENT ADVISOR


In 1981, Trainer, Wortham & Co., Inc. ("the Advisor") became the Investment Advisor of the Trust. The Advisor has offices at 845 Third Avenue, 6th Floor, New York, N.Y. 10022. The Advisor, organized in 1990, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and supervises approximately $3 billion in investment accounts. The advisor is a wholly-owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and it also provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3 billion in total net assets.

The Directors of the Advisor are: A. Alexander Arnold III, David P. Como, H. Williamson Ghriskey, Jr., and Charles V. Moore. Mr. Como, Managing Director of the Advisor, is the President and a Trustee of the Trust. Since 1982, Mr. Como has been primarily responsible for the day-to-day investment management of the Trust's portfolio.


Each Fund's Investment Advisory Agreement provides that, subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives, policies, and restrictions, the Advisor will manage the Funds' investment portfolio, make decisions with respect to and place orders for all purchases and sales of the portfolio securities. Pursuant to the Investment Advisory Agreements, the Advisor is not liable for any mistake of judgment, mistake of law, or other loss to a Fund in connection with its performance under the Investment Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for its services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties, or by reason of its reckless disregard of its obligations under the Investment Advisory Agreements.



----------------------------------

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enclosed in brackets "[" and "]" in the electronic format.

Pursuant to individual Investment Advisory Agreements, with respect to FIRST MUTUAL FUND, the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets; with respect to TOTAL RETURN BOND FUND the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets and with respect to TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. No Fund will reimburse the Advisor at a later time for the expenses it has assumed.


For the fiscal years ended June 30, 1998, 1997 and 1996, with respect to FIRST MUTUAL FUND, the Fund paid the Advisor fees aggregating $280,113, $235,424 and $191,340, respectively.

With respect to the TOTAL RETURN BOND FUND, for the fiscal year ended June 30, 1998, the Advisor earned Investment Advisory fees of $45,382, all of which it voluntarily waived. For the fiscal period October 1, 1996 (commencement of operations) through June 30, 1997, the Advisor earned Investment Advisory fees of $22,431, all of which it voluntarily waived.


                                  ADMINISTRATOR

First Data Investor Services Group, Inc., ("Investor Services Group") 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as the Trust's Administrator pursuant to an Administration Agreement (the "Administration Agreement") Investor Services Group is an affiliate of the Trust's Distributor, FPS Broker Services, Inc. Pursuant to the Administration Agreement, Investor Services Group receives an annual fee, accrued daily and paid monthly, of 0.15% on the first $50 million of the average daily net assets of the Trust, 0.10% on the next $50 million of the average daily net assets of the Trust; and 0.05% on average daily net assets of the Trust over $100 million, subject to a minimum fee of $72,000 for the Trust. Minimum fees are $48,000 per year for the first Series, and $12,000 for each additional Series or class. The Trust pays the fees and out-of-pocket costs of Investor Services Group.

The services Investor Services Group provides to the Trust include: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.

With respect to FIRST MUTUAL FUND, Investor Services Group received administration fees of $59,915, $55,489 and $45,248, for the fiscal years ended June 30, 1998, 1997, and 1996, respectively. For the fiscal year ended June 30, 1998 and for the fiscal period ended June 30, 1997, TOTAL RETURN BOND FUND paid Investor Services Group administration fees of $15,476 and $9,270, respectively.


                                   DISTRIBUTOR


First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westborough,
MA 01581 serves as the Trust's Distributor pursuant to an Underwriting Agreement (the "Underwriting Agreement"). FDDI is an affiliated company of the Administrator, Investor Services Group, inasmuch as both FDDI and Investor Services Group are under common ownership.


The Underwriting Agreement may be renewed for successive one-year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Trust's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Underwriting Agreement.


                                DISTRIBUTION PLAN

FIRST MUTUAL FUND has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that FIRST MUTUAL FUND will reimburse FDDI for actual distribution and shareholder servicing expenses incurred by FPSB not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

In adopting the Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit the Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. Potential benefits from increased sales and reduced redemptions include: (i) additional funds being available for investment, thereby giving the Fund's portfolio manager greater flexibility in pursuing the Fund's investment objectives; (ii) reducing the likelihood that an unusually large demand for redemption would require disadvantageous liquidations of portfolio investments; and (iii) increasing net assets, thereby reducing on a per share basis those expenses which do not rise proportionately with net assets. The Board of Trustees concluded that there was a reasonable likelihood that the Fund and its shareholders would benefit from the adoption of the Plan.

The Plan may be renewed for successive one year periods provided that each continuance is specifically approved by: (1) the vote of a majority of the Fund's outstanding voting shares or by the Board of Trustees; and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan.

Any change in a Plan that would materially increase the amount of distribution expense borne by the Fund requires shareholder approval; any other material change requires approval by the Board of Trustees, including a majority of the disinterested trustees as described above. While a Plan is in effect, the selection and nomination of a Fund's disinterested Trustees is committed to the disinterested Trustees.

The Plan authorizes the Fund to pay service organizations, which may include but are not limited to: (1) compensation to securities brokers and dealers for selling shares; (2) compensation to securities brokers and dealers, accountants, attorneys, investment advisors and pension actuaries for services rendered to their clients relating to the distribution of shares of the Fund; (3) compensation to such parties for marketing research and promotional services specifically relating to the distribution of Fund shares; (4) the costs of advertising in newspapers, magazines or other periodicals, or on radio or television; (5) the costs of telephone (including "WATS" and "800" services), mail (including postage and other delivery costs) or other direct solicitation of prospective investors; (6) the costs of preparing and printing prospectuses and other sales material for prospective investors, and the cost of distributing these materials; (7) the fees of public relations consultants; and (8) any other distribution expenses that the Board of Trustees may from time to time approve before such expenses are incurred.

All such payments made pursuant to a Plan shall be made for the purpose of selling shares issued by the Fund. Payments of compensation pursuant to (3) above may be based in whole or in part on a percentage of the regular salary expense for those employees of such parties engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.

The Plan provides that FDDI will be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 1998, distribution expenses for First Mutual Fund were reimbursed as follows:

EXPENSE ITEM                                                      AMOUNT
------------                                                      ------

Advertising and Printing                                       $ 21,840.05
Marketing Support Personnel and Salaries                       $ 75,168.15
Trail Commissions paid to Brokers                              $  1,904.68
Travel/Marketing Meetings                                      $  1,587.16
TOTAL 12B-1 EXPENSES                                          *$100,500.04

* Reimbursement to Plan for the fiscal year ended June 30, 1998 was $9,949.86.


                          TRANSFER AGENT AND ACCOUNTING
                                 SERVICES AGENT

Investor Services Group serves as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also serves as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement (the "Accounting and Transfer Agent Services Agreements"). The Accounting and Transfer Agent Services Agreements will continue in effect from year to year, provided such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust (as defined under the section entitled "GENERAL INFORMATION" in the Prospectus), and a majority of the Board of Trustees who are not interested persons (as defined in the Act) of any party to the respective Agreements, by votes cast in person at a meeting called for such purpose.

The Accounting and Transfer Agent Services Agreements provide generally that Investor Services Group shall be indemnified against liabilities to the Trust in connection with matters relating to the Accounting and Transfer Agent Services Agreements except those arising out of willful misfeasance, bad faith or gross negligence on the part of Investor Services Group in the performance of its duties or from reckless disregard of its obligations and duties thereunder.

The Trust pays Investor Services Group an annual fee of $15.00 per shareholder account (subject to a minimum monthly fee of $ $2,250) for its services as Transfer Agent, Dividend Disbursing Agent and Redemption Agent. For accounting services, Investor Services Group receives from the Trust an annual fee, payable monthly, of $24,000 on the first $10 million of average daily net assets; .0004% on the next $40 million of average daily net assets; .0003% of the next $50 million of average daily net assets; and .0001% of average daily net assets in excess of $100 million.


                                    CUSTODIAN

UMB Bank, KC, NA, P.O. Box 412797, Kansas City, MO is Custodian for the securities and cash of each Fund.


                                  LEGAL COUNSEL

Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006 serves as Counsel to the Trust.


                                    AUDITORS

Briggs, Bunting and Dougherty, LLP, 2121 Two Logan Square, 18th & Arch Streets, Philadelphia, PA 19103-4901 have been selected as the independent accountants for the Funds and will provide audit and tax services. The books of the Funds will be audited at least once each year by Briggs, Bunting and Dougherty, LLP.


                                    BROKERAGE

It is the policy of each Fund to secure the execution of orders on its portfolio transactions in an effective manner at the most favorable price. Pursuant to its agreement with each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives, policies and restrictions, which securities are to be purchased and sold and which brokers are to be eligible to execute its portfolio transaction. It is not the policy of the Funds to deal solely with one broker, but it is each Fund's intention to place portfolio transactions with those brokers which provide the most favorable combination of price, execution and services to the Trust. Research services are a factor in selection of brokers, but payment in excess of brokerage commissions charged by other brokers is not made in recognition of research services. The reasonableness of brokerage commissions is evaluated by comparison to fees charged by other brokers where the execution and services are comparable.

During the fiscal year ended June 30, 1998, 1997 & 1996, FIRST MUTUAL FUND paid total brokerage commissions of $77,023.60, $99,150.57 and $73,171.25, respectively. The Board of Trustees, including a majority of the disinterested Trustees, have adopted certain procedures pursuant to Rule 17e-1 governing brokerage transactions between the Trust and affiliated brokers. During the fiscal years ended June 30, 1998, 1997 and 1996 the Trust paid no such brokerage commissions.


                            PERFORMANCE CALCULATIONS

Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                 ERV       =      P(1 + T)"

Where:           ERV       =      ending redeemable value at the end of the
                                  period covered by the computation of a
                                  hypothetical $1,000 payment made at the
                                  beginning of the period.
                 P         =      hypothetical initial payment of $1,000.
                 n         =      period covered by the computation, expressed
                                  in terms of years.
                 T         =      average annual total return.


The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                         Aggregate Total Return = [(ERV) -1]
                                                                     P

Where:           ERV       =      ending redeemable value at the end of the
                                  period covered by the computation of a
                                  hypothetical $1,000 payment made at the
                                  beginning of the period.
                 P         =      hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Based on the foregoing calculations, the average annual total returns for the FIRST MUTUAL FUND for the one year, five year and ten year periods ended June 30, 1998 were 25.40%, 19.31% and 14.62%, respectively. The aggregate total returns for the same five and ten year periods were 141.91% and 291.59%, respectively. The total return for Total Return Bond Fund for the one year period ended June 30, 1998 was 7.84%. The average annual total Return for the TOTAL RETURN BOND FUND since its inception on Oct. 1, 1996 through June 30, 1998 was 7.33%.

THE TRAINER, WORTHAM TOTAL RETURN BOND FUND may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                             YIELD = 2 [(a-b+1)6-1]
                                         cd

Where:           a         =      dividends and interest earned during the
                                  period;
                 b         =      expenses accrued for the period (net of
                                  reimbursements);
                 c         =      the  average  daily  number of shares
                                  outstanding  during the  period  that were
                                  entitled to receive dividends; and
                 d         =      the maximum offering price per share on the
                                  last day of the period.

For the thirty day period ended June 30, 1998, TOTAL RETURN BOND FUND had a yield of 5.32%. Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.


                               GENERAL INFORMATION

As used in each Fund's Prospectus and this Statement of Additional Information, the holders of "a majority of the outstanding shares" of the Fund means the vote of the lesser of: (a) 67% or more of the shares present at any annual or special meeting of shareholders, if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of the Fund.

Shareholder inquiries should be directed to the Fund at the address or telephone number listed on the front cover of this Statement of Additional Information. Shareholders are urged to put significant inquiries or complaints in writing.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.


Each Fund's Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in each Fund's Prospectus and this Statement of Additional Information.



                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto for each Fund, contained in the Annual Report to Shareholders dated June 30, 1998, are incorporated by reference into this Statement of Additional Information and have been audited by Briggs, Bunting and Dougherty, LLP., whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Briggs, Bunting and Dougherty, LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

                                    FORM N-1A

                            PART C: OTHER INFORMATION


Item 24.              Financial Statements and Exhibits:
--------              ----------------------------------

         (a)          Financial Statements Included in Part A:

                              Prospectus for FIRST MUTUAL FUND --
                              "Financial Highlights"

                              Prospectus for TRAINER, WORTHAM TOTAL RETURN BOND FUND -- "Financial Highlights"

                      Financial Statements Included in Part B:

                              Annual Report (TRAINER, WORTHAM FIRST MUTUAL
                              FUNDS) to Shareholders dated June 30, 1998

         (b)          EDGAR Exhibits Filed Pursuant to Form N-1A:

                      (1)     Copies of Charter:

                              (a) Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (2)     Copies of existing By-Laws:

                              (a) By-Laws dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 2(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (3)     Copies of any voting trust agreement --
                              Not Applicable.

                      (4) Specimen stock certificate -- Incorporated herein by reference to Exhibit No. 4 to Post-Effective Amendment No. 41 to Registration Statement No. 2-15037 filed on October 31, 1985.

                      (5)     Copies of all investment advisory contracts:

                              (a) Investment Advisory Agreement for FIRST MUTUAL FUND between Registrant and Trainer, Wortham & Co., Inc. dated September 30, 1996 -- Incorporated herein by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (b)      Investment Advisory Agreement for
                                       TRAINER, WORTHAM EMERGING GROWTH FUND
                                       between Registrant and Trainer, Wortham
                                       & Co., Inc. dated July 25, 1996
                                       --Incorporated herein by reference to
                                       Exhibit No. 5(b) to Post-Effective
                                       Amendment No. 56 to Registration
                                       Statement No. 2-15037 filed
                                       electronically September 30, 1996.

                              (c)      Investment Advisory Agreement for
                                       TRAINER, WORTHAM TOTAL RETURN BOND FUND
                                       between Registrant and Trainer, Wortham &
                                       Co., Inc.  dated July 25, 1996 --
                                       Incorporated herein by reference to
                                       Exhibit No. 5(c) to Post-Effective
                                       Amendment No. 56 to Registration
                                       Statement No. 2-15037 filed
                                       electronically September 30, 1996.


                              (d)      Investment advisory Agreement for
                                       Trainer, Wortham California Intermediate
                                       Tax-Free Fund between Registrant and
                                       Trainer, Wortham & Co., Inc. dated April
                                       29, 1999 -- filed herewith.

                              (f) Operating Expenses Agreement between Trainer, Wortham First Mutual Funds and Trainer, Wortham & Co., Inc. dated May 27, 1999 -- filed herewith.

             (6)      Copies of each underwriting or distribution contract:

                     (a) Underwriting Agreement between Registrant and Fund/Plan Broker Services, Inc. dated July 25, 1996 -- Incorporated herein by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                     (b) Underwriting Agreement between Registrant and First Data Distributors, Inc. dated January 1, 1999 - is filed herewith.


                              (i) Amendment to Underwriting Agreement between Registrant and First Data Distributors, Inc. dated April 29, 1999 -- filed herewith.


             (7) Copies of all bonus, profit sharing, pension other similar contracts -- Not Applicable.

             (8)     Copies of all custodian agreements:

                     (a) Custody Agreement with UMB Bank, N.A. -- dated October 18, 1994 --Incorporated herein by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                     (b) Amendment dated July 25, 1996 to Custody Agreement, reflecting the Trust's name change and creation of new Series -- Incorporated herein by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.


                              (i) Amendment to Custody Administration and Agency Agreement dated April 29, 1999--filed herewith


             (9)     (a)      Administration Agreement between Registrant and
                              Fund/Plan Services, Inc., dated July 25, 1996 --
                              Incorporated herein by reference to Exhibit No.
                              9(a) to Post-Effective Amendment No. 56 to
                              Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (i) Amendment to Administration Agreement dated April 28, 1998 -- Incorporated herein by reference to Exhibit No. 9(a)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.


                              (ii) Amendment to Administration Agreement dated April 29, 1999--filed herewith


                     (b) Accounting Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (i) Amendment to Accounting Services Agreement dated April 28, 1998 -- Incorporated herein by reference to Exhibit No. 9(b)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.


                              (ii) Amendment to Accounting Services Agreement dated April 29, 1999--filed herewith.


                     (c) Transfer Agent Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (i)   Amendment to Transfer Agent Services
                                    Agreement dated April 28, 1998 --
                                    Incorporated herein by reference to Exhibit
                                    No. 9(c)(i) to Post-Effective Amendment No.
                                    59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.


                              (ii)  Amendment to Transfer Agent Services
                                    Agreement between Registrant & Fund/Plan
                                    Services, Inc. dated April 29, 1999--filed herewith.


             (10)    Not Applicable

             (11)    (a)      None.

                     (b) Consent of Briggs, Bunting & Dougherty, LLP -- Not applicable.

             (12)    None.

             (13)    None.

             (14)    (a)      Individual Retirement Custodial Account,
                              Disclosure Statement and Application is
                              incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 40 to Registrant's
                              Registration Statement on Form N-1A filed on
                              August 30, 1985.

                     (b) Keogh and Corporate Defined Contribution Master Plan and Custodial Agreement is incorporated herein by reference to Exhibit 14(b) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed on August 30, 1985.

             (15) Distribution (12b-1) Plan for FIRST MUTUAL FUND, with Fund/ Plan Broker Services, Inc., dated October 31, 1991 -- Incorporated herein by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

             (16) Schedule of computations of performance quotations. Not applicable.

             (17)    Powers-of-Attorney incorporated by reference to Exhibit No.
                     (6) of Post Effective Amendment No. 60 to Registrant?s Registration Statement on Form N-1A are filed herewith.

             (27) Financial Data Schedules for Appendix "A" of SAI -- Not applicable


Item 25. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------
                      Not applicable.


Item 26. Number of Holders of Securities
         -------------------------------

                      As of :


                      Title of Class                                                 Number of Record Holders
                      --------------                                                 ------------------------
                      FIRST MUTUAL FUND                                                       712
                      Common Stock,
                      $0.01 Par Value

                      Title of Class                                                 Number of Record Holders
                      --------------                                                 ------------------------
                      TRAINER, WORTHAM TOTAL RETURN BOND FUND                                  49
                      Common Stock,
                      $0.01 Par Value



Item 27. Indemnification
         ---------------

                      Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from an against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

                      Article Sixth of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being or having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification.

                      Indemnification of the Trust's investment advisor, distributor, custodian, administrator, transfer agent, dividend disbursing and redemption agent and accounting services agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement (Exhibit 5(a));
                      Section 8 of the Underwriting Agreement (Exhibit 6(a)),
                      Section 18 of the Custodian Agreement (Exhibit 8), Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and
                      Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

                      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Advisor
         ----------------------------------------------------
                      Trainer, Wortham & Co., Inc. is engaged in investment advising and counseling, and continues an investment counseling business which began in 1924 as Trainer & Associates. The company is registered as an investment advisor under the Investment Advisors Act of 1940 and, as of September 8, supervised approximately $billion in investment accounts.

                      The Investment Advisor holds administrative records prepared prior to May 1, 1991 required to be maintained pursuant to Section 31(a) under the Investment Company Act of 1940, and the rules promulgated thereunder.

                      To the knowledge of the Registrant, none of the directors or officers of Trainer, Wortham & Co., Inc. is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee.


Item 27. Principal Underwriter
         ---------------------

             (a) First Data Distributors, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                                    The Galaxy Fund
                                    Galaxy Fund II
                                    The Galaxy VIP Fund
                                    Alleghany Funds (f/k/a CT&T Funds)

                                    Wilshire Target Funds, Inc.
                                    The Potomac Funds
                                    Panorama Trust
                                    First Choice Funds Trust
                                    Undiscovered Managers Fund
                                    LKCM Funds
                                    BT Insurance Funds Trust
                                    ABN AMRO Funds (f/k/a Rembrandt Funds)
                                    IBJ Funds Trust
                                    ICM Series Trust
                                    Forward Funds, Inc.
                                    Light Index Funds, Inc.
                                    WorldWide Index Funds
                                    Weiss, Peck & Greer Funds Trust
                                    Weiss, Peck & Greer International Fund
                                    WPG Growth Fund
                                    WPG Growth and Income Fund
                                    WPG Tudor Fund
                                    RWB/WPG U.S. Large Stock Fund
                                    Tomorrow Funds Retirement Trust
                                    The Govett Funds, Inc.
                                    IAA Trust Growth Fund, Inc.
                                    IAA Trust Asset Allocation Fund, Inc.
                                    IAA Trust Tax Exempt Bond Fund, Inc.
                                    IAA Trust Taxable Fixed Income Series Fund,
                                    Inc.
                                    Matthews International Funds
                                    McM Funds
                                    Metropolitan West Funds
                                    Smith Breeden Series Fund
                                    Smith Breeden Trust
                                    The Stratton Funds, Inc.
                                    Stratton Growth Fund, Inc.
                                    Stratton Monthly Dividend REIT Shares, Inc.
                                    Trainer Wortham First Mutual Funds


                (b) The table below sets forth certain information as to the Underwriter's Trustees, Officers and Control Persons:

                                                              Position                    Position
                      Name and Principal                      and Offices                 and Offices
                      Business Address                        with Underwriter            with Registrant
                      ------------------                      ----------------            ---------------

                      Kenneth J. Kempf                        Director, President         None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903

                      Lynne M. Cannon                         Vice President and          None
                      3200 Horizon Drive                      Principal
                      King of Prussia, PA 19406-0903

                      Rocco J. Cavalieri                      Director and                None
                      3200 Horizon Drive                      Vice-President
                      King of Prussia, PA 19406-0903


                      Gerald J. Holland                       Director, Vice-             None
                      3200 Horizon Drive                      President and
                      King of Prussia, PA 19406-0903          Principal

                      Sandra L. Adams                                                     None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903          Principal

                      Bruno DiStefano                         Principal                   None
                      3200 Horizon Drive
                      King of Prussia, PA  19406-0903

                      Mary P. Efstration                      Secretary                   None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903


                (c) Not applicable


Item 30.             Location of Accounts and Records
                     --------------------------------

                      (1) Trainer, Wortham & Co., Inc., 845 Third Avenue, New York, NY 10022 (records relating to its functions as investment advisor).

                      (2) UMB Bank, KC, NA, P.O. Box 412797, Kansas City, MO 64141-2797 (records prepared after February 29, 1988 relating to its functions as Custodian).

                      (3) First Data Investor Services Group, Inc.,. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (records prepared after March 15, 1985 relating to its functions as Transfer Agent, dividend disbursing and redemption agent, and Accounting Services Agent); and since April 16, 1991 for its administrative records.

                      (4) Dechert Price & Rhoads, 1775 Eye Street, Washington, DC 20006 (Articles of Association, By-Laws and Minute Books).

                      (5) First Data Investor Services Group, Inc. and First Data Distributors, Inc. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (Administrative records and those records relating to functions as Distributor prepared after May 1, 1991 which are required to be maintained pursuant to Section 31(a) under the Investment Company Act of 1940, as the rules promulgated thereunder).


Item 31.              Management Services
                      -------------------
                      Not applicable


Item 32.              Undertakings
                      ------------
                      (1) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                      (2) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 1996, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in King of Prussia, PA on June 1, 1999.



                          TRAINER, WORTHAM FIRST MUTUAL FUNDS





                          David P. Como*
                          President and Trustee




Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


SIGNATURE                                    TITLE                              DATE
---------                                    -----                              ----
*James F. Twaddell                           Chairman of the                    June 1, 1999
                                             Board and Trustee

*Debra L. Clark                              Secretary and Treasurer            June 1, 1999

*Robert S. Lazar                             Trustee                            June 1, 1999

*David Elias                                 Trustee                            June 1, 1999

*Raymond Eisenberg                           Trustee                            June 1, 1999

*Robert H. Breslin, Jr.                      Trustee                            June 1, 1999

*Martin S. Levine                            Trustee                            June 1, 1999

*Timothy J. O'Hara                           Trustee                            June 1, 1999



                             * By: /s/ Kelly O'Neill
                             -----------------------
                             Kelly O'Neill, as Attorney-in-Fact
                             pursuant to Power-of-Attorney

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS
                         INDEX TO EXHIBITS ON FORM N-1A



99.B(5)(d)        Investment Advisory Agreement

99.B(5)(F)        Operating Expenses Agreement


99.B(6)(b)(i)     Amendment to Underwriting Agreement

99.B(8)(b)(i)     Amendment to Custody Administration and Agency Agreement

99.B(9)(a)(ii)    Amendment to Administration Agreement

99.B(9)(b)(ii)    Amendment to Accounting Services Agreement

99.B(9)(c)(ii)    Amendment to Transfer Agent Services Agreement